Accounts Receivable - Summary of the Movement in the Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Allowance For Doubtful Accounts Receivable Roll forward [Abstract]
Balance at beginning of year	$ (4)	¥ (25)	¥ (378)
Additions			(65)
Write-offs			418
Balance at end of year	$ (4)	¥ (25)	¥ (25)